Debt Obligations (Sr.Notes 2) (Details) ([TwelvePercentFixedRateDueTwoThousandAndEighteenMember], USD $) In Millions, unless otherwise specified	Oct. 15, 2012	Feb. 23, 2012
[FirstPriorityNotesMember]
Subsequent Event [Line Items]
Debt Instrument, Face Amount	$ 54	$ 350
Debt Instrument, Interest Rate, Stated Percentage	12.00%	12.00%
[IssuanceOfDebtMember]
Subsequent Event [Line Items]
Debt Instrument, Face Amount		500
[IssuanceOfDebtMember] | [FirstPriorityNotesMember]
Subsequent Event [Line Items]
Debt Instrument, Face Amount	$ 54
Debt Instrument, Interest Rate, Stated Percentage		12.00%